Net Loss per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net Loss per Share

10. Net Loss per Share

The following potential dilutive securities, presented based on amounts outstanding at each period end, have been excluded from the calculation of diluted net loss per share because including them would have had an anti-dilutive impact:

	September 30,
	2020	2019
Convertible preferred stock (as converted to common stock)	—	9,798,298
Unvested restricted common stock	440,868	730,403
Unvested restricted stock units	375,137	—
Stock options to purchase common stock	6,337,779	311,303

Total	7,153,784	10,840,004

12. Net loss per share

Basic and diluted net loss per share was calculated as follows:

(in thousands, except share and per share data)	Year ended December 31,
	2018	2019
Numerator:
Net loss	$(4,811)	$(14,859)

Denominator:
Weighted-average common shares outstanding—basic and diluted	474,118	2,442,872
Net loss per share—basic and diluted	$(10.15)	$(6.08)

The following potentially dilutive common stock equivalents, presented based on amounts outstanding at each period end, were excluded from the computation of diluted net loss per share for the periods indicated because including them would have had an anti-dilutive effect:

	Year ended December 31,
	2018	2019
Options to purchase common stock	—	311,303
Unvested restricted stock units	—	—
Unvested restricted common stock	1,141,736	652,482
Convertible preferred stock (as converted to common stock)	3,768,575	9,798,298

Total	4,910,311	10,762,083